UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-21376
                                                  -------------

           Goldman Sachs Hedge Fund Partners Registered Fund, LLC
   --------------------------------------------------------------------
            (Exact name of registrant as specified in charter)

                            701 Mount Lucas Road
                        Princeton, New Jersey 08540
       -------------------------------------------------------------
            (Address of principal executive offices) (Zip code)

                              George H. Walker
                                 President
                  Goldman Sachs Hedge Fund Strategies LLC
                            701 Mount Lucas Road
                        Princeton, New Jersey 08540
       -------------------------------------------------------------
                  (Name and address of agent for service)

     registrant's telephone number, including area code: (609) 497-5500
                                                         ---------------

                    Date of fiscal year end: December 31
                                            -------------

                Date of reporting period: December 31, 2005
                                         -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form
N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

As of the end of the reporting period, the Registrant had not yet commenced operations. The Report to Members is attached herewith.

ITEM 2. CODE OF ETHICS.

     (a)  As of  the  end  of  the  period  covered  by  this  report,  the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). The Code of Ethics is attached hereto as Exhibit (a)(1).

     (b) During the period covered by this report, no amendments were made to the provision of the Code of Ethics.

     (c) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of managers has determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its audit committee. John P. Coblentz, Jr. is the "audit committee financial expert" and is "independent" (as each term is defined in Item 3 of Form N-CSR).


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



TABLE 1 - ITEMS 4(A) - 4(D)

---------------------------- ------------------------ ------------------------- ----------------------------------------------
                                      2005                      2004                  DESCRIPTION OF SERVICES RENDERED
---------------------------- ------------------------ ------------------------- ----------------------------------------------
Audit Fees                           $12,500                                    Financial statement audits
---------------------------- ------------------------ ------------------------- ----------------------------------------------

Audit Related Fees                                            $12,500           Review of registration documents
---------------------------- ------------------------ ------------------------- ----------------------------------------------

Tax Fees                             $6,000                                     Review of tax disclosures in registration
                                                                                documents
---------------------------- ------------------------ ------------------------- ----------------------------------------------

All Other Fees
---------------------------- ------------------------ ------------------------- ----------------------------------------------

Total                                $18,500                  $12,500
---------------------------- ------------------------ ------------------------- ----------------------------------------------


ITEMS 4(B), (C) AND (D) TABLE 2. NON-AUDIT SERVICES TO THE REGISTRANT'S SERVICE AFFILIATES* THAT WERE PRE-APPROVED BY THE REGISTRANT'S AUDIT COMMITTEE PURSUANT TO RULE 2-01(C)(7)(II) OF REGULATION S-X.

---------------------------- --------------------------- --------------------------- -----------------------------------------
                                        2005                        2004                 DESCRIPTION OF SERVICES RENDERED
---------------------------- --------------------------- --------------------------- -----------------------------------------
Audit Related Fees
---------------------------- --------------------------- --------------------------- -----------------------------------------

Tax Fees
---------------------------- --------------------------- --------------------------- -----------------------------------------

All Other Fees               $269,972                                                Review of compliance policies and
                                                                                     procedures
---------------------------- --------------------------- --------------------------- -----------------------------------------

Total                        $269,972
---------------------------- --------------------------- --------------------------- -----------------------------------------
------------

* These include Goldman Sachs Hedge Fund Strategies LLC, the adviser to the master fund in which the registrant invests (the "Adviser"), and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the registrant (hereinafter referred to as "service affiliates").


ITEM 4(E)(1) - AUDIT COMMITTEE PRE APPROVAL POLICIES AND PROCEDURES

Pre-Approval of Audit and Non-Audit Services Provided to the Registrant. The Audit and Non-Audit Services Pre-Approval Policy (the "Policy") adopted by the Audit Committee of Goldman Sachs Hedge Fund Partners Registered Fund, LLC (the "Fund") sets forth the procedures and the conditions pursuant to which services performed by an independent auditor for the Fund may be pre-approved. Services may be pre-approved specifically by the Audit Committee as a whole or, in certain circumstances, by the Audit Committee Chairman or the person designated as the Audit Committee Financial Expert. In addition, subject to specified cost limitations, certain services may be pre-approved under the provisions of the Policy. The Policy provides that the Audit Committee will consider whether the services provided by an independent auditor are consistent with the Securities and Exchange Commission's rules on auditor independence. The Policy provides for periodic review and pre-approval by the Audit Committee of the services that may be provided by the independent auditor.

     De Minimis Waiver. The pre-approval requirements of the Policy may be waived with respect to the provision of non-audit services that are permissible for an independent auditor to perform, provided (1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues subject to pre-approval that was paid to the independent auditors during the fiscal year in which the services are provided; (2) such services were not recognized by the Fund at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee, pursuant to the pre-approval provisions of the Policy.

     Pre-Approval of Non-Audit Services Provided to the Investment Adviser. The Policy provides that, in addition to requiring pre-approval of audit and non-audit services provided to the Fund, the Audit Committee will pre-approve those non-audit services provided to the Fund's investment adviser, if any, (and entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the
Fund) where the engagement relates directly to the operations or financial reporting of the Fund.

ITEM 4(E)(2) - 0% of the audit-related fees, tax fees and other fees listed in Table 1 were approved by the Fund's Audit Committee pursuant to the "de minimis" exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X. In addition, 0% of the non-audit services to the Fund's service affiliates listed in Table 2 were approved by the Fund's Audit Committee pursuant to the "de minimis" exception of Rule 2-01(c)(7)(i)(C) of Regulation S-X.

ITEM 4(F) - Not Applicable.

ITEM 4(G) AGGREGATE NON-AUDIT FEES DISCLOSURE

The aggregate non-audit fees billed to the Fund by Ernst & Young LLP for the 12 months ended December 31, 2005 and December 31, 2004 were approximately $6,000 and $12,500, respectively. The aggregate non-audit fees billed to Goldman Sachs Hedge Fund Strategies LLC and service affiliates by Ernst & Young LLP for non-audit services for the twelve months ended December 31, 2005 and December 31, 2004 were $6,000 and $269,972, respectively.

ITEM 4(H) - The Fund's Audit Committee has considered whether the provision of non-audit services to Goldman Sachs Hedge Fund Strategies LLC and service affiliates that did not require pre-approval pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the auditor's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant had not yet commenced investment operations as of the close of the reporting period. Therefore, no Schedule of Investments in securities of unaffiliated issuers is included herein or as part of the report to members filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the "Master Fund") invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Goldman Sachs Hedge Fund Strategies LLC, the investment adviser to the Master Fund (the "Adviser") and/or the Master Fund may receive notices from the Investment Funds seeking the consent of holders in order to change certain rights within the structure of the security itself or change terms of the Investment Fund's limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Master Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy voting responsibilities with respect to the Master Fund's portfolio securities to the Adviser, subject to the Master Fund Board's general oversight and with the direction that proxies should be voted in the Master Fund's best interest. The Adviser has adopted its own proxy voting policy (the "Policy") for this purpose.

          Under the Policy, the Adviser's guiding principles in performing proxy voting are to make decisions that: (i) are in the best interests of its clients' long term investment returns; and (ii) minimize the potential impact of conflicts of interest. These principles reflect the Adviser's belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

          The principles and positions reflected in the Policy are designed to guide the Adviser in voting proxies, and not necessarily in making investment decisions. Senior management of the Adviser will periodically review the Policy to ensure that it continues to be consistent with the Adviser's guiding principles.

     A. PRIVATE INVESTMENTS AND FIXED INCOME SECURITIES

          To the extent they have not been waived, voting decisions with respect to the securities of privately held issuers, including the Investment Funds, generally will be made by the Adviser based on its assessment of the particular transactions or other matters at issue.

          If a material conflict of interest exists, the Adviser will determine whether any additional steps must be taken to ensure that the proxies are voted in the best interests of the Master Fund.

     B. PUBLIC EQUITY INVESTMENTS

          To implement the Adviser's guiding principles for investments in publicly-traded equities, the Adviser follows proxy voting guidelines (the "Guidelines") developed by Institutional Shareholder Services ("ISS"), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors the Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. A summary of the Guidelines is provided below.

          ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is the Adviser's policy generally to follow the Guidelines and recommendations from ISS, the Adviser's portfolio management teams ("Portfolio Management Teams") retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

          In addition to assisting the Adviser in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser's guiding principles. ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

          The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.

          The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Adviser's use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS's recommendations, and the establishment of information barriers between the Adviser and other businesses within The Goldman Sachs Group, Inc.

          In addition, the Master Fund may on occasion retain one or more subadvisers to manage and invest designated portions of the Master Fund's assets either through a separately managed account or a separate investment vehicle in which the subadviser serves as general partner or managing member or in a similar capacity and the Master Fund is the sole limited partner or the only other member or equityholder. Where the Master Fund retains a subadviser, such subadviser generally will be responsible for voting proxies in accordance with such subadviser's own policies. The Adviser may, however, retain such responsibility where it deems appropriate.

ISS PROXY VOTING GUIDELINES SUMMARY

The following is a summary of certain of the ISS Proxy Voting Guidelines, which form the substantive basis of the Adviser's Policy on Proxy Voting ("Policy") with respect to public equity investments. Unlike the abbreviated nature of this summary, the actual ISS Proxy Voting Guidelines address additional voting matters and provide more discussion regarding the factors that may determine ISS's position on a matter. The Adviser may diverge from the ISS guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.

(A)  AUDITORS

Vote FOR proposals to ratify auditors, unless any of the following apply:

o An auditor has a financial interest in or association with the company, and is therefore not independent,

o    Fees for non-audit services are excessive, or

o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

(B)  BOARD OF DIRECTORS

(1)  VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining, among other factors, the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, and whether the chairman is also serving as a CEO.

(2)  CLASSIFICATION/DECLASSIFICATION OF THE BOARD

Vote AGAINST proposals to classify the board.



Vote FOR proposals to repeal classified boards and to elect all directors annually.



(3)  INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal.

(4)  MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS's definition of independence.

Vote FOR  shareholder  proposals  asking  that board  audit,  compensation,
and/or  nominating   committees  be  composed  exclusively  of  independent
directors if they currently do not meet that standard.

(C)  SHAREHOLDER RIGHTS

(1)  SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

Vote FOR proposals to allow or make easier shareholder action by written consent.

(2)  SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

(3)  SUPERMAJORITY VOTE REQUIREMENTS

Vote AGAINST proposals to require a supermajority  shareholder  vote.

Vote FOR proposals to lower supermajority vote requirements.

(4)  CUMULATIVE VOTING

Vote AGAINST proposals to eliminate cumulative voting.

Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company's other governance provisions.

(5)  CONFIDENTIAL VOTING

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.



Vote FOR management proposals to adopt confidential voting.

(D)  PROXY CONTESTS

(1)  VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include, among others, the long-term financial performance, management's track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

(2)  REIMBURSING PROXY SOLICITATION EXPENSES

Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.

(E)  POISON PILLS

Vote FOR shareholder proposals that ask a company to submit its poison pill to shareholder vote or redeem it.

(F)  MERGERS AND ACQUISITIONS

Vote CASE-BY-CASE on mergers and acquisitions based on such features, among others, as the fairness opinion, pricing, prospects of the combined company, and the negotiating process.

(G)  REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

(H)  CAPITAL STRUCTURE

(1)  COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being de-listed or if a company's ability to continue to operate as a going concern is uncertain.

(2)  DUAL-CLASS STOCK

Vote AGAINST proposals to create a new class of common stock with superior voting rights.



Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:

o It is intended for financing purposes with minimal or no dilution to current shareholders

o It is not designed to preserve the voting power of an insider or significant shareholder

(I)  EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to equity based compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission's rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.

Vote AGAINST equity plans that explicitly permit repricing of underwater stock options without shareholder approval.


(1)  MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS


Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

          o    Historic trading patterns

          o    Rationale for the repricing

          o    Value-for-value exchange

          o    Option vesting

          o    Term of the option

          o    Exercise price

          o    Participation

(2)      EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.


Vote FOR employee stock purchase plans where all of the following apply:

          o    Purchase price is at least 85 percent of fair market value;

          o    Offering period is 27 months or less; and

          o    Potential voting power dilution is ten percent or less.


Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.


(3)  SHAREHOLDER PROPOSALS ON COMPENSATION

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information and shareholder proposals to put option repricings to a shareholder vote.

Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

(J)  SOCIAL AND ENVIRONMENTAL ISSUES

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

Generally, ISS votes CASE-BY-CASE on such proposals. However, there are certain specific topics where ISS generally votes FOR the proposal (e.g., proposals seeking a report on a company's animal welfare standards) or AGAINST the proposal (e.g., reports on foreign military sales or offsets).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The person at the Adviser who will initially have primary responsibility for the day-to-day management of the Master Fund's portfolio is Kent A. Clark.

KENT A. CLARK, CFA, is a Managing Director of Goldman, Sachs & Co. ("Goldman Sachs") and a Managing Director and the Chief Investment Officer of the Adviser. Prior to that, Mr. Clark spent eight years on the Goldman Sachs Quantitative Equity team, managing U.S. and global equities portfolios. In this capacity, he developed and managed equity long/short and market neutral programs. Mr. Clark joined Goldman Sachs from the University of Chicago Graduate School of Business, where he completed all but his dissertation in the Ph.D. program and received an M.B.A. He holds a Bachelor of Commerce degree from the University of Calgary. Mr. Clark has had research published in the Journal of Financial and Quantitative Analysis, and in Enhanced Indexing. He is a member of the Managed Funds Association board, is a past President of the New York Society of Quantitative Analysts, and is a member of the Chicago Quantitative Alliance.

As the portfolio manager, Mr. Clark is primarily responsible for overseeing the investment process and risk management for the Master Fund. Mr. Clark also chairs an investment committee that approves all Investment Managers for investment by, and sets portfolio sector and strategy weights for, the Master Fund.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGER (1)

--------------- ------------------------------------------------ ----------------------------------------------------
                  Number of Other Accounts Managed and Total      Number of Accounts and Total Value of Assets for
                   Value of Assets by Account Type for Which           Which Advisory Fee is Performance-Based
                       There is No Performance-Based Fee
--------------- -------------- ----------------- --------------- -------------- ------------------ ------------------
   Name of       Registered      Other Pooled        Other        Registered      Other Pooled           Other
  Portfolio      Investment       Investment                      Investment       Investment
   Manager        Companies        Vehicles         Accounts       Companies        Vehicles           Accounts
--------------- -------------- ----------------- --------------- -------------- ------------------- -----------------
Kent A. Clark       None          4 accounts       1 account         None          56 accounts         4 accounts
                                 $195,529,719     $122,368,204                   $14,304,479,992      $509,566,631

(1) As of December 31, 2005.

CONFLICTS OF INTEREST

Mr. Clark is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. He may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and the Master Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.

The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Adviser and the Master Fund have adopted policies limiting the circumstances under which cross-trades may be effected between the Master Fund and other client accounts. The Adviser conducts periodic reviews of the transactions of the Master Fund for consistency with these policies.

COMPENSATION

BASE SALARY AND PERFORMANCE BONUS

The Adviser's compensation package for Mr. Clark is comprised of a base salary and a performance bonus. The performance bonus is a function of Mr. Clark's individual performance and his contribution to overall team performance. Mr. Clark is rewarded for his ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by Mr. Clark's and the Adviser's total revenues for the past year which in part is derived from advisory fees, and for certain accounts and pooled investment vehicles' performance-based fees. Anticipated compensation levels among competitor firms may also be considered, but do not constitute a principal factor.

The following criteria are considered:

     o    Individual performance (relative, absolute)

     o    Team performance (relative, absolute)

     o    Consistent performance that aligns with clients' objectives


OTHER COMPENSATION

In addition to a base salary and a performance bonus, the Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Mr. Clark may also receive grants of restricted stock units and/or stock options as part of their compensation.

Mr. Clark may also participate in the firm's Partner Compensation Plan, which covers many of the firm's senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs' overall financial performance.

PORTFOLIO MANAGER'S OWNERSHIP OF SECURITIES IN THE MASTER FUND

------------------------------------------------ ------------------------------------------------------------
                                                 Dollar Range of Securities Beneficially Owned by Portfolio
           Name of Portfolio Manager                                     Manager (1)
------------------------------------------------ ------------------------------------------------------------
Kent A. Clark                                                               None

(1) As of December 31, 2005.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of managers.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
          Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is filed herewith.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

     (a)(3)  Not applicable.


     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)      Goldman Sachs Hedge Fund Partners Registered Fund, LLC
            --------------------------------------------------------------------

By (Signature and Title)* /s/ George H. Walker
                         -------------------------------------------------------
                             George H. Walker, Chief Executive Officer
                             (principal executive officer)

Date  March 10, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ George H. Walker
                         -------------------------------------------------------
                             George H. Walker, Chief Executive Officer
                             (principal executive officer)

Date  March 10, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Tobin V. Levy
                         -------------------------------------------------------
                             Tobin V. Levy, Chief Financial Officer, and Chief Accounting Officer
                             (principal financial officer)


Date  March 10, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.